Statement of Changes in Stockholders' Equity (Parenthetical) - shares		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 18, 2019	Feb. 27, 2019	Jun. 30, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Sale of net of underwriting discounts and offering costs			28,000,000	28,000,000
Sale of private placement warrants shares			5,066,667	5,066,667
Forfeiture shares of Class B common stock by Sponsor			812,500	812,500
Forfeiture shares of Class B common stock by Sponsor			187,500	187,500
Shares subject to forfeiture			937,500	937,500
Shares were forfeited	187,500	812,500